Annual Total Returns (Vanguard Target Retirement 2045 Fund - Investor Shares Participant) (Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2045 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Annual Total Return
2013	24.37%
2012	15.58%
2011	(2.51%)
2010	15.19%
2009	28.15%
2008	(34.56%)
2007	7.47%
2006	15.98%
2005	6.95%
2004	12.89%